PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF EFFECT OF ONE PERCENT CHANGE IN ASSUMED HEALTH CARE TREND RATES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
Effect on total service and interest cost components, one percentage point increase	$ 148
Effect on total service and interest cost components, one percentage point decrease	(129)
Effect on post-retirement benefit obligation, one percentage point increase	3,133
Effect on post-retirement benefit obligation, one percentage point decrease	$ (2,758)